Intangible and tangible assets - Total property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	$ 108,335	$ 116,408	$ 113,324	$ 109,397
Gross value/Cost
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	300,478	287,017	273,412
Depreciation, amortization and impairment
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	(192,143)	(170,609)	(160,088)
Exploration and production activities
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	83,700	93,296	94,783
Exploration and production activities | Gross value/Cost
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	232,743	224,287	216,498
Exploration and production activities | Depreciation, amortization and impairment
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	(149,043)	(130,991)	(121,715)
Exploration and production activities | Proved properties
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	67,978	79,937	71,837
Exploration and production activities | Proved properties | Gross value/Cost
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	215,892	210,071	192,272
Exploration and production activities | Proved properties | Depreciation, amortization and impairment
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	(147,914)	(130,134)	(120,435)
Exploration and production activities | Unproved properties
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	2,710	1,872	1,521
Exploration and production activities | Unproved properties | Gross value/Cost
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	2,978	2,160	1,673
Exploration and production activities | Unproved properties | Depreciation, amortization and impairment
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	(268)	(288)	(152)
Exploration and production activities | Work in progress
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	13,012	11,487	21,425
Exploration and production activities | Work in progress | Gross value/Cost
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	13,873	12,056	22,553
Exploration and production activities | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	(861)	(569)	(1,128)
Other (excluding exploration and production activities)
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	24,635	23,112	18,541
Other (excluding exploration and production activities) | Gross value/Cost
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	67,735	62,730	56,914
Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	(43,100)	(39,618)	(38,373)
Other (excluding exploration and production activities) | Land
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	2,094	2,034	1,127
Other (excluding exploration and production activities) | Land | Gross value/Cost
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	2,999	2,826	1,775
Other (excluding exploration and production activities) | Land | Depreciation, amortization and impairment
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	(905)	(792)	(648)
Other (excluding exploration and production activities) | Machinery, plant and equipment
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	12,125	11,199	9,171
Other (excluding exploration and production activities) | Machinery, plant and equipment | Gross value/Cost
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	39,506	36,747	34,564
Other (excluding exploration and production activities) | Machinery, plant and equipment | Depreciation, amortization and impairment
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	(27,381)	(25,548)	(25,393)
Other (excluding exploration and production activities) | Buildings
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	4,326	4,487	3,224
Other (excluding exploration and production activities) | Buildings | Gross value/Cost
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	11,184	10,519	8,864
Other (excluding exploration and production activities) | Buildings | Depreciation, amortization and impairment
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	(6,858)	(6,032)	(5,640)
Other (excluding exploration and production activities) | Work in progress
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	3,062	2,499	2,538
Other (excluding exploration and production activities) | Work in progress | Gross value/Cost
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	3,063	2,501	2,540
Other (excluding exploration and production activities) | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	(1)	(2)	(2)
Other (excluding exploration and production activities) | Other
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	3,028	2,893	2,481
Other (excluding exploration and production activities) | Other | Gross value/Cost
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	10,983	10,137	9,171
Other (excluding exploration and production activities) | Other | Depreciation, amortization and impairment
Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT	$ (7,955)	$ (7,244)	$ (6,690)